December 23, 2009

                          TOUCHSTONE FUNDS GROUP TRUST

                      TOUCHSTONE MARKET NEUTRAL EQUITY FUND

                 SUPPLEMENT TO PROSPECTUS DATED OCTOBER 1, 2009

NOTICE OF PORTFOLIO MANAGER CHANGE FOR THE TOUCHSTONE MARKET NEUTRAL EQUITY FUND

Stuart P. Kaye is no longer a portfolio manager of the Touchstone Market Neutral Equity Fund.












              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                 A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.